Income tax expenses - Reconciliations (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥) ¥ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥) ¥ / shares	Mar. 31, 2021 CNY (¥) ¥ / shares
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Income before income tax and share of result of equity method investees	¥ 89,185	$ 12,986	¥ 59,550	¥ 165,578
Income tax computed at statutory EIT rate (25%)	22,296		14,888	41,395
Effect of different tax rates available to different jurisdictions	(153)		(2,006)	(1,982)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(13,679)		(7,367)	(20,675)
Non-deductible expenses and non-taxable income, net	16,870		13,518	1,980
Additional deductions of certain research and development expenses incurred by subsidiaries in the PRC	(8,282)		(10,052)	(8,305)
Withholding tax on the earnings distributed and anticipated to be remitted	5,312		5,026	4,612
Change in valuation allowance and others	(6,815)		12,808	12,253
Income tax expenses	¥ 15,549	$ 2,264	¥ 26,815	¥ 29,278
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
PRC
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB) | ¥ / shares	¥ 0.65		¥ 0.34	¥ 0.96
PRC | American Depositary Shares ("ADSs")
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB) | ¥ / shares	¥ 5.22		¥ 2.73	¥ 7.65